Financial instruments and risk management (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 14,986	R$ 14,187	R$ 12,466	R$ 8,681
Derivatives - assets	83
Derivatives - liabilities	205
Counterparty Risk [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	14,986	14,187
Financial investments	1,832	4,974
Derivatives - assets	83	235
Derivatives - liabilities	R$ 205	R$ 92